Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity [Abstract]
Disclosure Details Of Movements In Redeemable Convertible Preferred Stock
The Company’s Preferred Shares activities for the periods presented are summarized below:

Mezzanine equity	Series A	Series B-1	Series B-2	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2018	83,404	—	—	—	83,404
Issuance of Series B-2 Preferred Shares	—	—	439,501	—	439,501
Repurchase of Series A Preferred Shares	(11,864)	—	—	—	(11,864)
Accretion of Series A Preferred Shares to redemption value	10,794	—	—	—	10,794
Accretion of Series B-2 Preferred Shares to redemption value	—	—	26,008	—	26,008

Balance as of December 31, 2019	82,334	—	465,509		547,843
Issuance of Series B-1 Preferred Shares	—	138,695	—	—	138,695
Issuance of Series C Preferred Shares	—	—	—	658,26 5	658,26 5
Accretion of Series A Preferred Shares to redemption value	28,134	—	—	—	28,134
Accretion of Series B-1 Preferred Shares to redemption value	—	3,786	—	—	3,786
Accretion of Series B-2 Preferred Shares to redemption value	—	—	30,290	—	30,290
Accretion of Series C Preferred Shares to redemption value	—	—	—	523	523

Balance as of December 31, 2020	110,468	142,481	495,799	658,78 8	1,407,53 6